Document and Entity Information	Jul. 28, 2017
Prospectus:
Document Type	497
Document Period End Date	Jul. 28, 2017
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Jul. 28, 2017
Document Effective Date	Jul. 28, 2017
Prospectus Date	Jan. 31, 2017
ETFMG Prime Cyber Security ETF | ETFMG Prime Cyber Security ETF
Prospectus:
Trading Symbol	HACK
ETFMG Prime Mobile Payments ETF | ETFMG Prime Mobile Payments ETF
Prospectus:
Trading Symbol	IPAY
ETFMG Prime Junior Silver ETF | ETFMG Prime Junior Silver ETF
Prospectus:
Trading Symbol	SILJ